Auditors' Remuneration - Schedule of Audit and Review of Financial Statements (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Audit and Review of Financial Statements [Abstract]
- Audit and review of financial statements	[1]	$ 248,000	$ 248,200	$ 246,400
- Other audit services	[2]	72,000	95,500	52,000
Total auditors remuneration		$ 320,000	$ 343,700	$ 298,400

[1]	Audit and review of financial statements consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client.
[2]	Included in the balance are amounts related to additional regulatory filings during the 2025 financial year. All services provided are considered audit services for the purpose of SEC classification.